Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Deferred Tax Assets And Liabilities Abstract
Accrued payroll	$ 22,000	$ 41,000
ASC842-ROU Asset	(1,117,000)	65,000
ASC842-ROU (Liability)	1,189,000	(67,000)
Gain from derivatives	(4,000)	(107,000)
Stock based compensation	398,000	119,000
Depreciation	(764,000)	(1,000)
Net operating loss	8,478,000	5,861,000
Net deferred tax assets (liabilities)	8,202,000	5,911,000
Valuation allowance	(8,202,000)	(5,911,000)
Net deferred tax assets (liabilities)	$ 0	$ 0